CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Current assets
Cash and cash equivalents	$ 117,899	$ 118,075
Term deposits	4,720	5,702
Restricted cash	16,312	16,637
Accounts receivable, net of allowance for doubtful accounts of US$1,250 and US$158 as of September 30, 2014 and 2015, respectively	2,800	1,637
Inventories	871	449
Prepayment and other current assets	4,853	3,749
Amount due from a related party	103
Deferred tax assets, current portion	1,508	2,116
Deferred cost	1,163	1,248
Total current assets	150,229	149,613
Non-current assets
Property, plant and equipment, net	12,916	10,721
Goodwill	7,429	7,689
Other intangible assets, net	1,078	1,384
Deposit for purchase of non-current assets	93	94
Other non-current assets	2,375	2,128
Total non-current assets	23,891	22,016
Total assets	174,120	171,629
Current liabilities
Bank borrowing	16,467	16,583
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$21,275 and US$24,129 as of September 30, 2014 and 2015, respectively)	25,993	22,695
Income tax payable (including income tax payable of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$3,504 and US$3,474 as of September 30, 2014 and 2015, respectively)	4,453	4,209
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$23,319 and US$29,540 as of September 30, 2014 and 2015, respectively)	29,563	23,423
Refundable fees (including refundable fees of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$5,199 and US$5,245 as of September 30, 2014 and 2015, respectively)	5,245	5,199
Total current liabilities	81,721	72,109
Non-current liabilities
Deferred tax liabilities, non-current portion	1,590	1,110
Total non-current liabilities	1,590	1,110
Total liabilities	$ 83,311	$ 73,219
Commitments and contingencies (Note 16)
Equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2014 and 2015, respectively; Authorized - 500,000,000 and 500,000,000 shares at September 30, 2014 and 2015; Issued and outstanding - 142,752,873 and 142,406,933 shares at September 30, 2014 and 2015, respectively)	$ 14	$ 14
Additional paid-in capital	55,598	77,270
Accumulated other comprehensive income	2,735	6,220
Retained earnings	32,462	14,906
Total equity	90,809	98,410
Total liabilities and equity	$ 174,120	$ 171,629